STOCK BASED COMPENSATION - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 28, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expenses	$ 1,800	$ 3,999	$ 1,074	$ 6,216	$ 2,333	$ 8,006	$ 5,215
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expenses		1,838	569	2,755	1,283	3,276	2,713
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expenses		1,355	217	2,194	454	3,464	941
Sales and marketing expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expenses		577	213	921	421	894	1,373
Cost of sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expenses		$ 229	$ 75	$ 346	$ 175	$ 372	$ 188